Warrants (Changes in Fair Value of Warrant Liability) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Class of Warrant or Right, Fair Value [Roll Forward]
Warrant liability, Beginning balance	$ 48,965	$ 10,964
Fair Value of Warrants Granted	0	8,238
Fair value of warrants exercised	(27,026)	(14,249)
Change in fair value of warrants	(16,556)	44,012
Warrant liability, Ending balance		48,965
September 2013 Warrant [Member]
Class of Warrant or Right, Fair Value [Roll Forward]
Warrant liability, Beginning balance	22,950	0
Fair Value of Warrants Granted	0	8,238
Fair value of warrants exercised	(12,713)	(1,931)
Change in fair value of warrants	(7,677)	16,643
Warrant liability, Ending balance		22,950
December 2012 Warrants [Member]
Class of Warrant or Right, Fair Value [Roll Forward]
Warrant liability, Beginning balance	18,060	6,954
Fair Value of Warrants Granted		0
Fair value of warrants exercised	(10,086)	(8,482)
Change in fair value of warrants	(5,947)	19,588
Warrant liability, Ending balance		18,060
April 2011 Warrants [Member]
Class of Warrant or Right, Fair Value [Roll Forward]
Warrant liability, Beginning balance	5,069	3,310
Fair Value of Warrants Granted		0
Fair value of warrants exercised	(2,906)	(3,455)
Change in fair value of warrants	(1,538)	5,214
Warrant liability, Ending balance		5,069
March 2011 Warrants [Member]
Class of Warrant or Right, Fair Value [Roll Forward]
Warrant liability, Beginning balance	763	378
Fair Value of Warrants Granted		0
Fair value of warrants exercised	0	(260)
Change in fair value of warrants	(600)	645
Warrant liability, Ending balance		763
March 2010 Warrants [Member]
Class of Warrant or Right, Fair Value [Roll Forward]
Warrant liability, Beginning balance	945	187
Fair Value of Warrants Granted		0
Fair value of warrants exercised	(1,159)	(121)
Change in fair value of warrants	222	879
Warrant liability, Ending balance		945
August 2009 Warrants [Member]
Class of Warrant or Right, Fair Value [Roll Forward]
Warrant liability, Beginning balance	1,178	135
Fair Value of Warrants Granted		0
Fair value of warrants exercised	(162)	0
Change in fair value of warrants	$ (1,016)	1,043
Warrant liability, Ending balance		$ 1,178